DERIVATIVE FINANCIAL LIABILITY - Disclosure of Derivative Financial Liability Fair Value Assumptions (Details) - Derivative Financial Liability [Member] - Year	May 31, 2025	Nov. 08, 2024
Disclosure of detailed information about hedges [line items]
Risk-free interest rate	2.84%
Expected life	4.44	5
Expected volatility	64.63%
Dividend rate	0.00%	0.00%
Minimum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate		2.89%
Expected volatility		63.05%
Maximum [Member]
Disclosure of detailed information about hedges [line items]
Risk-free interest rate		3.14%
Expected volatility		64.06%